Condensed Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
General and administrative expense	[1]	$ 44,317	$ 39,677	$ 34,540
Total operating expenses		466,328	440,400	552,150
Income from operations		194,426	143,866	26,210
Other (expense) income:
Interest income		1,709	613	408
Net other expense		(138,151)	(121,506)	(87,533)
Income tax benefit		(2,025)	(1,618)	3,447
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 50,378	$ 19,365	$ (52,483)
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per share:
Basic		$ 0.88	$ 0.34	$ (0.93)
Diluted		$ 0.88	$ 0.34	$ (0.93)
Weighted average shares outstanding (in thousands):
Basic		57,200	56,845	56,608
Diluted		57,487	57,159	56,608
Other comprehensive income:
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 50,251	$ 19,572	$ (52,716)
Parent Company
Operating expenses:
General and administrative expense	[2]	4,083	3,568	3,020
Total operating expenses		4,083	3,568	3,020
Income from operations		(4,083)	(3,568)	(3,020)
Other (expense) income:
Equity in net income (loss) of subsidiaries		54,461	22,933	(49,470)
Interest income				4
Net other expense		54,461	22,933	(49,466)
Income (loss) before income tax		50,378	19,365	(52,486)
Income tax benefit		0	0	3
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 50,378	$ 19,365	$ (52,483)
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per share:
Basic		$ 0.88	$ 0.34	$ (0.93)
Diluted		$ 0.88	$ 0.34	$ (0.93)
Weighted average shares outstanding (in thousands):
Basic		57,200	56,845	56,608
Diluted		57,487	57,159	56,608
Other comprehensive income:
Foreign currency translation adjustments		$ (127)	$ 207	$ (233)
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 50,251	$ 19,572	$ (52,716)

[1]	Amounts for the years ended December 31, 2017 and 2016 have been reclassified to conform with 2018 presentation (see Note 1 (t) “Reclassifications and Changes in Presentation”).
[2]	Amounts for the years ended December 31, 2017 and 2016 have been reclassified to conform with 2018 presentation (see Note 1(t) “Reclassifications and Changes in Presentation”).